Weighted average basic and diluted number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Basic weighted average number of shares	103,941,184	71,421,798
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	103,941,184	71,421,798
Stock option [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares		103,824
Anti-dilutive stock	10,658,957	8,020,790
Warrant [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Diluted weighted average number of shares	6,264,520	5,264,520